EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 3	$ 3
Interest cost	7	5
Expected return on assets	(12)	(13)
Amortization of:
Prior service credit	0	0
Actuarial loss	5	6
Net periodic benefit cost	3	1
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1
Interest cost	1	1
Expected return on assets	(1)	(2)
Amortization of:
Prior service credit	(31)	(34)
Actuarial loss	0	1
Net periodic benefit cost	(30)	(33)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2	2
Interest cost	0	0
Expected return on assets	0	0
Amortization of:
Prior service credit	0	0
Actuarial loss	0	0
Net periodic benefit cost	$ 2	$ 2